Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands		3 Months Ended	12 Months Ended
	Oct. 31, 2022 shares	Mar. 31, 2020 ¥ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 08, 2021 $ / shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation , options, exercise price | $ / shares					$ 0.0004
Share-based compensation			¥ 710,486	¥ 379,948		¥ 996,417
Common stock par or stated value per share | $ / shares										$ 0.00001
Share Based Compensation Expense			710,486	379,948		¥ 996,417
Number of options outstanding | shares					0	0		0	0		91,138,700
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.00001		$ 0.00001
Common Class A [Member] | Chengxing [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares								161,462,100
Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation , options, exercise price | ¥ / shares		¥ 0.0004
Share-based compensation			¥ 0	¥ 0		¥ 0
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Share-based payment award, award vesting period		4 years
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		15.00%
Share-based payment award, award vesting period		4 years
Share option vesting rights percentage		40.00%
Share-based Payment Arrangement [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		3.75%
Share option vesting rights percentage		85.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage			75.00%
Share-based payment award, award vesting period			3 years
Share option vesting rights percentage			25.00%
Nonvested award, excluding option, cost not yet recognized, amount								¥ 1,499,587
Number of shares replaced | shares		75,010,330
Common stock par or stated value per share | $ / shares							$ 0.00001
Nonvested award, cost not yet recognized, period for Recognition			1 year 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares			28,010,128	7,086,500		39,313,515
Restricted Stock Units (RSUs) [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount								¥ 178,907
Share Based Compensation Expense			¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	8,020,000.00
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			¥ 21,994	¥ 0		¥ 0
Number of shares replaced | shares		17,643,400
Restricted Stock [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting period		4 years